UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a reinstatement.
							[   ]  adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	November 5, 2004

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		71
Form 13F Information Table Value Total:		$129,620


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2154    50860 SH       Sole                    50860
Avista (formerly Washington Wa COM              940688104      221    12200 SH       Sole                    12200
BP p.l.c. ADR                  COM              055622104     1731    30091 SH       Sole                    30091
BRE Properties                 COM              05564E106     2269    59156 SH       Sole                    58356               800
BellSouth Corp.                COM              079860102      436    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2558   108050 SH       Sole                   107350               700
Bunge Ltd.                     COM              G16962105     1995    49900 SH       Sole                    49900
CSX Corp.                      COM              126408103      242     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     1632   103100 SH       Sole                   102100              1000
ChevronTexaco Corporation      COM              166764100     7140   133108 SH       Sole                   132646               462
Con Agra Inc.                  COM              205887102      633    24638 SH       Sole                    24638
Consolidated Edison, Inc.      COM              209115104      206     4900 SH       Sole                     4900
DNP Select Income Fund (fmly.  COM              264324104     2055   183017 SH       Sole                   183017
Donnelley (RR) & Sons (New)    COM              257867101     2221    70900 SH       Sole                    70400               500
Dow Chemical Co.               COM              260543103      344     7604 SH       Sole                     7604
Du Pont                        COM              263534109     2755    64380 SH       Sole                    64380
Duke-Weeks Realty Corp.        COM              264411505      817    24600 SH       Sole                    23800               800
Edison International (formerly COM              281020107      353    13310 SH       Sole                    13310
Emerson Electric               COM              291011104     3577    57800 SH       Sole                    57500               300
ExxonMobil                     COM              30231g102     2056    42532 SH       Sole                    42532
General Electric               COM              369604103     1411    42033 SH       Sole                    42033
Gillette Co.                   COM              375766102     3237    77550 SH       Sole                    77050               500
GlaxoSmithKline plc            COM              37733W105     3140    71800 SH       Sole                    71300               500
Hawaiian Electric              COM              419870100     1407    53000 SH       Sole                    53000
Healthcare Property Investors, COM              421915109     1661    63900 SH       Sole                    63900
Healthcare Realty Trust        COM              421946104      410    10500 SH       Sole                    10500
Heinz (H.J.)                   COM              423074103     2171    60275 SH       Sole                    59975               300
Hillenbrand Industries         COM              431573104      566    11200 SH       Sole                    11200
Intel Corp.                    COM              458140100      628    31302 SH       Sole                    31302
Johnson & Johnson              COM              478160104     2701    47952 SH       Sole                    47952
Kimberly-Clark                 COM              494368103     1854    28700 SH       Sole                    28700
Liberty Media Corporation Clas COM              530718105     1294   148428 SH       Sole                   147388              1040
Liberty Media International Se COM              530719103      247     7415 SH       Sole                     7363                52
Lilly, Eli                     COM              532457108      989    16470 SH       Sole                    16470
Microsoft                      COM              594918104     3400   122954 SH       Sole                   122154               800
New Plan Excel Realty Trust    COM              648053106     2015    80600 SH       Sole                    80100               500
Norfolk Southern               COM              655844108      238     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1807   160184 SH       Sole                   160184
PACCAR Inc.                    COM              693718108      311     4500 SH       Sole                     4500
PG&E Corporation               COM              69331C108      931    30612 SH       Sole                    30612
Pepsico Inc.                   COM              713448108     2348    48265 SH       Sole                    47965               300
Pfizer Inc.                    COM              717081103     1849    60425 SH       Sole                    60425
Plum Creek Timber Company, Inc COM              729251108     3305    94350 SH       Sole                    93850               500
Preferred Voice, Inc.          COM              740432109        1    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    17693   326924 SH       Sole                   326924
Royal Dutch Petroleum          COM              780257804      261     5050 SH       Sole                     5050
SBC Communications             COM              78387G103     2759   106307 SH       Sole                   105723               584
Safeguard Scientifics          COM              786449108      343   183250 SH       Sole                   183250
Safeway Inc.                   COM              786514208      338    17500 SH       Sole                    17500
Sara Lee                       COM              803111103     2045    89457 SH       Sole                    88957               500
Schering Plough                COM              806605101     1187    62260 SH       Sole                    61760               500
Scottish Power PLC ADS (frmly  COM              81013t705      295     9557 SH       Sole                     9557
The India Fund                 COM              454089103      470    19800 SH       Sole                    19800
Unilever PLC                   COM              904767704     2120    64200 SH       Sole                    64200
Union Pacific Corp.            COM              907818108      322     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      349    17600 SH       Sole                    17600
United Technologies            COM              913017109     2120    22700 SH       Sole                    22700
Verizon Corporation            COM              92343V104     1800    45700 SH       Sole                    45700
Washington REIT SBI            COM              939653101      212     7000 SH       Sole                     7000
ASA Limited                    COM              002050102     2984    69750 SH       Sole                    69250               500
Central Fund of Canada Ltd.    COM              153501101     2466   428900 SH       Sole                   428900
Durban Roodepoort Deep Ltd.    COM              266597301      215   107000 SH       Sole                   107000
Freeport McMoRan Copper & Gold COM              35671D857      907    22400 SH       Sole                    22400
Goldcorp, Inc.                 COM              380956409     2234   161200 SH       Sole                   159700              1500
Hecla Mining                   COM              422704106      692    93000 SH       Sole                    93000
IAMGOLD Corporation            COM              450913108     1020   127000 SH       Sole                   127000
Kinross Gold Corporation       COM              496902206      279    41200 SH       Sole                    41200
Newmont Mining                 COM              651639106     6750   148251 SH       Sole                   147251              1000
Pan American Silver Corp.      COM              697900108     2082   122300 SH       Sole                   122300
Lehman Brothers Holdings 6.5%  PFD              524908720     3487   132700 SH       Sole                   131700              1000
Pimco High Income Fund Ser. T  COM              722014305      875       35 SH       Sole                       33                 2